Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of financial assets

The Company’s Management determines the classification of its financial assets upon initial recognition.

	2021	2020

Cash and banks	99,821	100,009
Unrestrictedly available financial investments investments:
Bank Deposit Certificates (CDB)/Repurchase and resale agreements	5,128,794	2,475,282

	5,228,615	2,575,291